Summary of Significant Accounting Policies (Details) - Schedule of class A common stocks reflected in the condensed balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of class A common stocks reflected in the balance sheets [Abstract]
Gross proceeds		$ 253,000,000	$ 253,000,000
Less:
Proceeds allocated to Public Warrants		(7,590,000)	7,590,000
Class A common stock issuance costs		(13,934,844)	(13,934,844)
Plus:
Accretion of carrying value to redemption value	$ 26,684	23,835,323
Less:
Redemption of Class A common stock		(250,522,502)
Class A common stock subject to possible redemption	$ 4,814,661	$ 4,787,977	$ 253,000,000